Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	$ 400	$ 7
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	46	(1,356)
Realized gain/(loss) of foreign currency forward contracts	0	103
Total Gain/(loss) recognized	446	(1,246)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	551	2,792
Total Gain/(loss) recognized	551	2,792
Gain/(Loss) on FFAs and bunker swaps, net
Total Gain/(loss) recognized	4,335	(4,316)
Forward Freight Agreements [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,271	(7,967)
Unrealized gain/(loss) on FFAs	903	3,657
Bunker Swaps [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on bunker swaps	1,409	(49)
Unrealized gain/(loss) on bunker swaps	$ 752	$ 43